Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended			16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended			22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended			28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended			34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended			40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended			46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended			52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended		58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended		64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended		71 Months Ended	73 Months Ended	75 Months Ended		77 Months Ended	79 Months Ended	81 Months Ended		83 Months Ended	85 Months Ended	87 Months Ended	89 Months Ended	91 Months Ended	93 Months Ended	95 Months Ended	97 Months Ended	101 Months Ended	107 Months Ended
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C000162358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Municipal High Income ETF
Accumulated Value					$ 10,000						$ 10,065							$ 10,292								$ 10,439							$ 11,121							$ 11,645							$ 11,372							$ 12,135							$ 12,802							$ 12,430						$ 11,426						$ 11,312						$ 11,377				$ 11,802				$ 12,262			$ 12,435			$ 12,108
C000172840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Horizon Managed Volatility Developed International ETF
Accumulated Value							$ 10,000						$ 9,629							$ 11,268								$ 12,338							$ 11,884							$ 11,511							$ 11,909							$ 12,382							$ 10,437							$ 11,406						$ 12,317						$ 12,060					$ 11,271				$ 11,522				$ 11,859			$ 11,905			$ 12,609		$ 12,763	$ 15,042
C000172841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Horizon Managed Volatility Domestic ETF
Accumulated Value							10,000						10,201							11,151								11,987							12,047							12,245							13,883							14,798							14,357							14,788						17,728						18,383					18,051				18,050				18,209			19,065			20,528		21,946	22,535
C000187865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust California Municipal High Income ETF
Accumulated Value						$ 10,000		$ 10,050							$ 10,203								$ 10,335							$ 10,509							$ 11,195							$ 11,683							$ 11,556							$ 11,982							$ 12,291							$ 11,916						$ 11,267						$ 11,394				$ 11,390				$ 11,751				$ 11,915			$ 12,005			$ 11,780
C000205579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Ultra Short Duration Municipal ETF
Accumulated Value				$ 10,000						$ 10,071							$ 10,175								$ 10,248							$ 10,338							$ 10,386							$ 10,412							$ 10,370							$ 10,365							$ 10,444						$ 10,555						$ 10,745						$ 10,910				$ 11,073				$ 11,238
C000205581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Short Duration Managed Municipal ETF
Accumulated Value				10,000						10,144							10,398								10,576							10,708							10,905							11,021							10,831							10,669							10,710						10,717						10,944						11,088				11,273				11,472
C000216993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Merger Arbitrage ETF
Accumulated Value			$ 10,000											$ 9,725								$ 9,770							$ 9,770							$ 9,875							$ 10,000							$ 10,130							$ 10,103							$ 10,174							$ 10,332						$ 10,450						$ 10,911
C000218390 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Horizon Managed Volatility Small/Mid ETF
Accumulated Value		$ 10,000										$ 11,867							$ 13,469								$ 15,868							$ 15,724							$ 15,533							$ 16,019							$ 15,622							$ 15,649							$ 17,884						$ 18,260						$ 17,909
C000223991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust New York Municipal High Income ETF
Accumulated Value	$ 10,000								$ 10,190							$ 9,800								$ 9,205							$ 9,326							$ 9,303							$ 9,636							$ 9,756							$ 9,857							$ 9,688
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg Municipal Bond Index
Accumulated Value	10,000			10,000	10,000	10,000		10,024			9,935							10,053								10,259							10,787							11,146							11,365							11,594							11,739							11,375						10,926						11,005						11,027				11,325				11,441			11,560			11,440
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI EAFE Index
Accumulated Value							10,000						10,203							11,610								13,019							12,352							11,389							12,031							12,769							11,831							13,910						15,417						14,888					13,210				14,467				15,428			15,915			17,158		17,292	19,348
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500® Index
Accumulated Value			10,000				$ 10,000						$ 10,565							$ 11,570								$ 13,355							$ 13,448							$ 13,045							$ 14,522							$ 15,875							$ 16,260							$ 18,613						$ 22,186						$ 22,948					$ 21,156				$ 21,063				$ 23,910			$ 25,447			$ 29,205		$ 32,161	$ 33,975
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Russell 3000® Index
Accumulated Value		10,000										12,574							14,835								17,443							17,624							16,161							16,171							18,205							19,267							22,042						24,339						25,499
Bloomberg 10 Year California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg 10 Year California Exempt Index
Accumulated Value						$ 10,000		$ 10,028							$ 9,936								$ 10,077							$ 10,325							$ 10,840							$ 11,159							$ 11,470							$ 11,608							$ 11,672							$ 11,255						$ 10,964						$ 11,155				$ 11,150				$ 11,443				$ 11,365			$ 11,481			$ 11,552
Bloomberg Municipal Short Term Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg Municipal Short-Term Index
Accumulated Value				10,000						10,061							10,163								10,234							10,301							10,329							10,343							10,338							10,380							10,465						10,602						10,796						10,985				11,163				11,341
Bloomberg Municipal Short 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg Municipal Short (1-5) Year Index
Accumulated Value				$ 10,000						$ 10,175							$ 10,424								$ 10,559							$ 10,738							$ 10,810							$ 10,856							$ 10,657							$ 10,586							$ 10,620						$ 10,610						$ 10,836						$ 10,964				$ 11,139				$ 11,393
S And P Merger Arbitrage Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P Merger Arbitrage Total Return Index
Accumulated Value			$ 10,000											$ 9,984								$ 10,392							$ 10,710							$ 10,816							$ 10,531							$ 10,300							$ 10,450							$ 11,041							$ 11,405						$ 11,916						$ 12,326
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 1000® Index
Accumulated Value		$ 10,000										$ 12,944							$ 16,810								$ 19,395							$ 18,992							$ 18,258							$ 19,249							$ 19,882							$ 19,995							$ 22,880						$ 23,834						$ 23,039
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Blended Benchmark
Accumulated Value					$ 10,000						$ 9,963							$ 10,225								$ 10,517							$ 11,061							$ 11,497							$ 11,370							$ 11,896							$ 12,215							$ 11,913						$ 11,490						$ 11,585						$ 11,673				$ 12,013				$ 12,224			$ 12,410			$ 12,434
Bloomberg Municipal New York 12 17 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg Municipal New York 12-17 Years Index
Accumulated Value	$ 10,000								$ 10,172							$ 9,805								$ 9,353							$ 9,507							$ 9,574							$ 9,868							$ 9,990							$ 10,074							$ 9,849